Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related party transactions
On June 29, 2017, we acquired of a 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG, which owns 100% of the shares in Carl Zeiss SMT GmbH, to strengthen the long-standing and successful partnership and to facilitate the development of the future generation of EUV lithography systems. Based on the 24.9% investment and our relationship with Carl Zeiss SMT GmbH being our single supplier of optical columns essential to our chip-making systems, Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are considered related parties of ASML as of June 29, 2017.
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and supply chain investments, in respect of High NA, for an amount initially estimated at €760.0 million. The current estimate as of December 31, 2019 is €1,242.2 million (2018: €1,229.9 million). As of December 31, 2019 our estimated remaining commitment to Carl Zeiss SMT GmbH is €524.8 million (2018: €795.3 million).
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

For the year ended	2017	2018	2019
(in millions)	€	€	€

Capital expenditures	89.1	191.8	184.1
R&D costs	55.8	74.8	94.2
Supply chain investments	2.6	8.5	4.5
Total support provided	147.5	275.1	282.8

From time to time, ASML makes non-interest bearing advance payments to Carl Zeiss SMT GmbH supporting their work-in-process, thereby securing lens and optical column deliveries to us. Amounts included in these advance payments are settled through future lens or optical column deliveries. The increase in this balance is due to our continued growth within our EUV business, as well as the support provided under the High-NA agreement. For more details, see Note 9 Equity method investments.
In 2018, ASML and Carl Zeiss SMT GmbH entered into an agreement for ASML to support the development and integration of certain tooling to be used in future production of High NA optical columns, for which Carl Zeiss SMT GmbH has agreed to reimburse all costs to ASML. Receivable amounts from Carl Zeiss SMT GmbH are presented within Other Assets.
The total purchases and outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Total purchases	1,141.6	1,401.0	1,502.3

As of December 31		2018	2019
(in millions)		€	€

Advance payments and High-NA capital expenditure support		768.1	814.5
Right-of-use assets - Finance		—	107.6
Accounts payable		60.2	127.4

For more details in relation to our 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG see Note 9 Equity method investments.
There have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder, and any director or officer or any relative or spouse thereof other than ordinary course (compensation) arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares described under Note 18 Employee benefits. Furthermore, ASML has not granted any personal loans, guarantees, or the like to members of the Board of Management or Supervisory Board.